Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
28.	Commitments and Contingencies

Capital commitments

As of December 31, 2011, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB’000	US$’000

2012	209,068	33,218
2013	919	146
2014	977	155
2015	315	50

	211,279	33,569

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2009, 2010 and 2011, total rental expenses for all operating leases amounted to RMB9,352,000, RMB7,346,000 and RMB15,363,000 (US$2,441,000), respectively.

As of December 31, 2011, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises consisting of the following:

	RMB’000	US$’000

2012	17,749	2,820
2013	16,138	2,564
2014	15,814	2,513
2015	13,968	2,219
2016	11,712	1,861
2017 and thereafter	94,015	14,937

	169,396	26,914

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents.

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2011, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB’000	US$’000

2012	300,354	47,721
2013	59,617	9,472
2014	38,937	6,186
2015	10,528	1,673
2016	4,304	684
2017 thereafter	5,686	903

	419,426	66,639

Income Taxes

As of December 31, 2011, the Group has recognized RMB26,801,000 (US$4,258,000) accrual for unrecognized tax benefits and its interest (Note 21). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2011, the Group classified the accrual for unrecognized tax benefits as a non-current liability.